COLT 2022-2 ABS-15G

Exhibit 99.27

Loan Number	Dummy ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	4350094906		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Guideline Approval in file for Child Support payment showing as past due.	Low LTV / CLTV High Asset Reserves	Value Supported by #6 Comparables		Single Family	xx	xx	xx	Investor	Refinance	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	xx
xx	4350095102		xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged: 5.151% Allowed:4.510% Over by: +0.641% **10/8/2021 - Lender Response - Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. **Loan meets HPML requirements and is graded a level 2 B grade.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID fee violation for $55.00 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section B for a Lender's Title Insurance Policy ($675.00) and Settlement or closing fee ($755.00.) Valid COC required to clear violation. 10/11/2021 - Received PC CD for tolerance & condition resolved.					PUD	xx	xx	xx	Primary	Purchase	xx		xx	3	$7,695.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.589%	Yes	Full Documentation	QC Complete	xx
xx	4350095103	xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   The loan failed due to TILA finance charge fail. The disclosed finance charge in Final CD amount of $xx and Finance charge disclosed after ran Compliance Ease in the amount of $xx. The under-disclosed amount is $xx and unable to verify.

10/08/2021 - Received loan calculations proof sheet loan under-disclosure has been resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.380%      Allowed: 4.570%     Over by: +0.776%

															10/11/2021 - : Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. This resolves the condition.					Single Family	xx	xx	xx	Primary	Purchase	xx		xx	8.05	$4,187.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.821%		Full Documentation	QC Complete	xx
xx	4350094881		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Value Supported by #5 Comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	xx
xx	4350094882	xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No	*** (CURED) The Credit LOX is missing - EV R
COMMENT:   Provided consumer explanation letter is incomplete, borrower to provide explanation for all applicable inquiries & need to be signed and dated.

10/11/2021 - Received LOE stating DSCR loans do not have a DTI & so LOE for credit inquiries not required. This resolves the condition.

*** (CURED) Dwelling Protection amount is missing - EV R
															COMMENT: The subject property Hazard Policy Reflects The Dwelling Amount - xx Which Is Lesser Than The Loan Amount - xx			Appraisal is AS IS with 5 comparables		PUD	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	No Documentation	QC Complete	xx
xx	4350095104	xx	Texas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 6.616% Allowed: 4.430% Over by: +2.186%	*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   This loan failed the TX Constitution A6 Required Fees Test.Below are the fee

Administration Fee paid by Borrower: $76.00
Credit Report Fee paid by Borrower: $32.00
Document Preparation Fee paid by Borrower: $150.00
Loan Origination Fee paid by Borrower: $7,595.50
Recording Fee paid by Borrower: $190.00
Recording Service Fee paid by Borrower: $10.40
Tax Service Fee paid by Borrower: $29.87
Texas Guaranty Fee paid by Borrower: $2.00
Underwriting Fee paid by Borrower: $1,395.00
Non-Specific Lender Credits $0.00

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged : 6.616%   Allowed : 4.430%   Overby : +2.186%

10/11/2021 - :  Originating HPML loans does not merit a Fail.  Compliant HPML loans are sellable in the secondary market.  This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. This resolves the condition.

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   Provide copy of 1008 for the subject property.

															xx - Received 1008 & this resolves the condition.					PUD	xx	xx	xx	Primary	Refinance	xx	15			$11,466.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.190%		Full Documentation	QC Complete	xx
xx	4350095105		xx	Arizona	Non-QM/Compliant	2	2	2	1	1	No	No		*** (OPEN) Hazard Insurance - EV 2 COMMENT: Flood Policy in file did not go into effect until xx which was 2 days after loan funded on xx. Post Disaster Inspection in file dated xx does not reflect any damage and property was not located in an active FEMA disaster area.				5 Comparables are there.		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	10	$32,383.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.687%	No	Alternative	QC Complete	xx
xx	4350094932		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Title holder is not an individual - EV R COMMENT: Title is vested in the name in the name of Revocable trust. A copy of trust agreement required to verify if borrower is beneficiary of the trust. Trust Agreement must include following information. 1) Date of Establishment 2) Effective Date 3) Amendable 4) Beneficiary 5) Trustees 6) Authority"					Single Family	xx	xx	xx	Investor	Cash Out	xx		xx	37.58	$15,885.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.625%		Alternative	QC Complete	xx
xx	4350095068		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	4	$19,523.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.256%		Alternative	QC Complete	xx
xx	4350094719		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps		PUD	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			No Documentation	QC Complete	xx
xx	4350094933		xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test FAIL: Allowed:5.813% Charged : 4.320% Overby : +1.493%	*** (CURED) Required Affiliated Business Disclosure missing/unexecuted - EV R COMMENT: Affiliated business disclosure is missing in file. 09/22/2021 - There is no affilation so the affilated business disclosure is not needed & so condition is resolved.			Property Verified with 3 comparable.	1.Lender License Number Is not Available for xx.	Single Family	xx	xx	xx	Primary	Purchase	xx		xx	1.91	$17,055.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.446%	Yes	Alternative	QC Complete	xx
xx	4350094934		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Has Provided 6 Comparable.		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	0.05	$47,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.264%	No	Alternative	QC Complete	xx
xx	4350094935		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) 0% Tolerance Fees test fail - EV R COMMENT: TRID Violation due to a fee increase on CD dated xx. LE dated xx reflects Third Party Processing Fee at $0, however, CD dated xx reflects the Third Party Processing Fee at $950. This is a fee increase of $950 for a Non-Shoppable Fee which exceeds the 0% tolerance.Required Valid COC or Cost to Cure. Resloved-10/5/2021 Compliance result minimal hence resolved			Appraisal has provided 6comps to support the opinion of value Appraisal has ticked on xx with Appraised value of xx		Single Family	xx	xx	xx	Primary	Refinance	xx	3	xx	1	$28,639.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.806%		Alternative	QC Complete	xx
xx	4350094720		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Additional Address on Credit Report - EV R COMMENT: Need LOX from borrower for the additional address noted in Credit report. 1)xx, xx, CA xx REPORTED - xx -0xx 2)xx, xx, CA xx REPORTED xx- xx 10/27/2021 - Received LOE from borrower for the additional address reflecting in credit report & condition resolved.					PUD	xx	xx	xx	Investor	Purchase	xx				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	No Documentation	QC Complete	xx
xx	4350094852	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No	Comparable 4 properties	NMLS Orginater And Broker Id Taken From NMLS Search Page Number 317 ,NMLS Loan Officer Status State(Florida) Is Not Availble In Website
CD Missing
Affiliate Business Form Missing
Home Loan Tool KIt Missing
Rate Lock   Doc Not Available
																			LE Missing	3 Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	No Documentation	QC Complete	xx
xx	4350094721		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Missing Final Closing Disclosure - EV R COMMENT: Final Closing Disclosure is missing. Resolved : Received Final Settlement statement solved this condition.			Property Verified with 3 comparable.		Single Family	xx	xx	xx	Investor	Refinance	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				No Documentation	QC Complete	xx